COVER	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	PHAXIAM Therapeutics S.A.
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001624422
Current Fiscal Year End Date	--12-31